Provisions - Summary of Breakdown of Provisions (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS
Provision for legal proceedings, current	$ 1,146,184	$ 1,386,074
Decommissioning or restoration, current	19,604,923	19,307,862
Other provisions, current	4,401,603	2,208,070
Other current provisions, Total	25,152,710	22,902,006
Provision for legal proceedings, non-current	10,471,912	15,718,485
Decommissioning or restoration, non-current	199,692,340	172,703,975
Other provisions, non-current	1,436,434	1,047,783
Other long-term provisions, Total	$ 211,600,686	$ 189,470,243